Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts Receivable
5.	Accounts Receivable
Accounts receivable consisted of the following:

(in thousands)	September 30, 2021	December 31, 2020
Accounts receivable	$28,243	$33,635
Unbilled receivable	496	329

	28,739	33,964
Less: allowance for doubtful accounts	(853)	(856)

Accounts receivable, net	$27,886	$33,108

5.	Accounts Receivable
Accounts receivable consisted of the following (in thousands):

	Successor Company
	December 31, 2020	December 31, 2019
Accounts receivable	$33,635	$25,220
Unbilled receivable	329	251

	$33,964	$25,471
Less: allowance for doubtful accounts	(856)	(450)

Accounts receivable, net	$33,108	$25,021